Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Growth ETF
September 30, 2024
LGG-NPRT1-1124
1.9910061.101
Common Stocks - 99.7%
	Shares	Value ($)
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Coupang Inc Class A (b)	687,499	16,878,100
UNITED STATES - 99.1%
Communication Services - 12.8%
Entertainment - 1.8%
Netflix Inc (b)	63,775	45,233,695
ROBLOX Corp Class A (b)	154,559	6,840,781
		52,074,476
Interactive Media & Services - 11.0%
Alphabet Inc Class A	603,924	100,160,795
Alphabet Inc Class C	414,767	69,344,895
Meta Platforms Inc Class A	249,527	142,839,236
		312,344,926
TOTAL COMMUNICATION SERVICES		364,419,402

Consumer Discretionary - 14.9%
Automobiles - 2.1%
Tesla Inc (b)	225,373	58,964,338
Broadline Retail - 5.7%
Amazon.com Inc (b)	874,976	163,034,279
Dillard's Inc Class A	2	767
eBay Inc	30	1,953
		163,036,999
Distributors - 0.0%
Genuine Parts Co	12	1,676
Hotels, Restaurants & Leisure - 2.7%
Airbnb Inc Class A (b)	44,541	5,648,244
Booking Holdings Inc	7,021	29,573,295
Chipotle Mexican Grill Inc	384,629	22,162,323
DoorDash Inc Class A (b)	138,996	19,838,899
		77,222,761
Household Durables - 0.3%
Garmin Ltd	53,863	9,481,504
TopBuild Corp (b)	4	1,627
		9,483,131
Specialty Retail - 4.1%
Abercrombie & Fitch Co Class A (b)	102,307	14,312,749
Bath & Body Works Inc	463,527	14,795,782
Carvana Co Class A (b)	116	20,196
Home Depot Inc/The	119,983	48,617,112
Ross Stores Inc	104,425	15,717,007
TJX Cos Inc/The	188,739	22,184,382
		115,647,228
TOTAL CONSUMER DISCRETIONARY		424,356,133

Consumer Staples - 2.0%
Beverages - 0.2%
Coca-Cola Co/The	25,428	1,827,256
PepsiCo Inc	28,186	4,793,029
		6,620,285
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp	29,792	26,411,204
Sysco Corp	21	1,639
		26,412,843
Household Products - 0.3%
Colgate-Palmolive Co	84,526	8,774,644
Tobacco - 0.5%
Philip Morris International Inc	116,062	14,089,927
TOTAL CONSUMER STAPLES		55,897,699

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hess Corp	3	407
Targa Resources Corp	5	740
		1,147
Financials - 6.2%
Capital Markets - 1.6%
Charles Schwab Corp/The	205,573	13,323,186
MSCI Inc	30,155	17,578,254
S&P Global Inc	27,496	14,204,984
SEI Investments Co	22,887	1,583,551
		46,689,975
Financial Services - 3.5%
Block Inc Class A (b)	164,807	11,063,494
Mastercard Inc Class A	114,394	56,487,757
Visa Inc Class A	109,779	30,183,736
		97,734,987
Insurance - 1.1%
Aon PLC	7	2,422
Marsh & McLennan Cos Inc	70,179	15,656,233
Progressive Corp/The	65,039	16,504,297
		32,162,952
TOTAL FINANCIALS		176,587,914

Health Care - 7.2%
Biotechnology - 2.2%
Abbvie Inc	152,765	30,168,033
Amgen Inc	1,172	377,630
Exelixis Inc (b)	584,632	15,171,200
Gilead Sciences Inc	179,467	15,046,513
Neurocrine Biosciences Inc (b)(c)	8,300	956,326
		61,719,702
Health Care Equipment & Supplies - 0.4%
IDEXX Laboratories Inc (b)	14,852	7,503,527
Intuitive Surgical Inc (b)	5,763	2,831,189
		10,334,716
Health Care Providers & Services - 0.0%
Elevance Health Inc	3	1,560
Life Sciences Tools & Services - 0.5%
Medpace Holdings Inc (b)	43,121	14,393,790
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co	288,424	14,923,058
Eli Lilly & Co	67,071	59,420,882
Merck & Co Inc	379,711	43,119,981
		117,463,921
TOTAL HEALTH CARE		203,913,689

Industrials - 4.9%
Aerospace & Defense - 0.6%
Howmet Aerospace Inc	145,107	14,546,977
Lockheed Martin Corp	2,240	1,309,414
		15,856,391
Building Products - 0.6%
Trane Technologies PLC	44,689	17,371,955
Commercial Services & Supplies - 0.8%
Cintas Corp	104,713	21,558,312
MSA Safety Inc	14	2,483
		21,560,795
Construction & Engineering - 0.0%
AECOM	9	929
Ground Transportation - 2.2%
CSX Corp	412,737	14,251,808
Uber Technologies Inc (b)	397,610	29,884,368
Union Pacific Corp	70,774	17,444,376
		61,580,552
Machinery - 0.7%
Caterpillar Inc	48,529	18,980,662
Illinois Tool Works Inc	13	3,407
		18,984,069
Professional Services - 0.0%
Paylocity Holding Corp (b)	17,449	2,878,562
TOTAL INDUSTRIALS		138,233,253

Information Technology - 50.1%
Communications Equipment - 0.8%
Arista Networks Inc (b)	66,613	25,567,402
Semiconductors & Semiconductor Equipment - 19.0%
Advanced Micro Devices Inc (b)	13,521	2,218,526
Applied Materials Inc	152,745	30,862,127
Broadcom Inc	554,312	95,618,820
Cirrus Logic Inc (b)	5,581	693,216
KLA Corp	32,382	25,076,945
Lam Research Corp	31,505	25,710,600
Monolithic Power Systems Inc	20,484	18,937,458
NVIDIA Corp	2,534,093	307,740,255
QUALCOMM Inc	191,900	32,632,595
		539,490,542
Software - 17.5%
Adobe Inc (b)	72,951	37,772,569
Atlassian Corp Class A (b)	37,662	5,981,102
Autodesk Inc (b)	7	1,928
DocuSign Inc (b)	276,307	17,155,902
Dropbox Inc Class A (b)	624,767	15,887,825
Fortinet Inc (b)	92,401	7,165,698
Intuit Inc	4,949	3,073,329
Microsoft Corp	729,186	313,768,736
Oracle Corp	68,581	11,686,202
Pegasystems Inc	27	1,973
Qualys Inc (b)	3	385
Salesforce Inc	134,832	36,904,867
SentinelOne Inc Class A (b)	12	287
Servicenow Inc (b)	5,233	4,680,343
Smartsheet Inc Class A (b)	45	2,491
Teradata Corp (b)	326,420	9,903,583
Workday Inc Class A (b)	78,478	19,180,808
Zoom Video Communications Inc Class A (b)	212,041	14,787,739
		497,955,767
Technology Hardware, Storage & Peripherals - 12.8%
Apple Inc	1,558,308	363,085,764
TOTAL INFORMATION TECHNOLOGY		1,426,099,475

Materials - 0.7%
Chemicals - 0.7%
Ecolab Inc	78,685	20,090,641
Real Estate - 0.3%
Retail REITs - 0.3%
Simon Property Group Inc	70,252	11,873,993
TOTAL UNITED STATES		2,821,473,346
TOTAL COMMON STOCKS (Cost $1,570,605,408)		2,838,351,446

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/31/2024	5.13	1,560,000	1,553,922
US Treasury Bills 0% 11/14/2024	5.13 to 5.14	810,000	805,387
US Treasury Bills 0% 11/21/2024	5.09	220,000	218,557
US Treasury Bills 0% 11/29/2024	5.04	260,000	258,001
US Treasury Bills 0% 12/5/2024 (e)	5.02	250,000	247,959
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,082,475)			3,083,826

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.89	4,049,610	4,050,420
Fidelity Securities Lending Cash Central Fund (f)(g)	4.89	293,721	293,750
TOTAL MONEY MARKET FUNDS (Cost $4,344,170)			4,344,170

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,578,032,053)	2,845,779,442
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,270)
NET ASSETS - 100.0%	2,845,678,172

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Dec 2024	3,779,263	86,887	86,887

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $203,326.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	45,135,313	221,519,491	262,604,384	259,832	-	-	4,050,420	0.0%
Fidelity Securities Lending Cash Central Fund	5,211,375	16,145,228	21,062,853	443	-	-	293,750	0.0%
Total	50,346,688	237,664,719	283,667,237	260,275	-	-	4,344,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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